Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity and Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders' Equity (Deficit)
Stockholders’ Equity
Common Stock
As of September 30, 2016, the Company had 54,323,980 shares of Class A common stock and 49,368,701 shares of Class B common stock outstanding.
Transactions with SAP Technologies, Inc.
In May 2016, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with SAP Technologies, Inc. (“SAP”) pursuant to which it sold and issued to SAP 4.7 million shares (“Shares”) of its Class B Common Stock and a warrant (“Warrant”) to purchase up to 1.9 million shares of its Class B Common Stock. The net proceeds from this transaction were $17.8 million and will be used for working capital and other general corporate purposes.
The exercise price of the Warrant is $4.91 per share and will expire four years from the date the Company enters into agreements with SAP related to both SAP’s Connected Health platform (the “Platform Agreement”) and SAP’s distribution of the Company’s solutions (the “Distribution Agreement”, and together, with the Platform Agreement, the “Alliance Agreements”). The Alliance Agreements will be focused on a strategic, multi-pronged business relationship aimed at delivering integrated healthcare technologies that can help lower healthcare costs, improve outcomes and increase benefits satisfaction for customers. If the Company does not enter into the Alliance Agreements with SAP by May 17, 2017, then the Warrant will become void.
The Shares and Warrant are considered freestanding instruments from each other and are classified within stockholders’ equity. The Company preliminarily allocated the net proceeds to the Shares and Warrant and also to a customer prepayment liability classified within accrued expenses and other current liabilities that represents the future benefits of the Alliance Agreements. Additional accounting for the Warrants and the customer prepayment liability is dependent on, if and when, the Alliance Agreements are executed.

Stockholders’ Equity
Initial Public Offering
On March 19, 2014, we completed our IPO, in which we sold 12.8 million shares of Class B common stock at a price to the public of $16.00 per share. Upon the consummation of the IPO, all outstanding shares of convertible preferred stock were converted into shares of Class A common stock.
Employee Equity Plans
We adopted a 2014 Equity Incentive Plan (EIP) that became effective on March 12, 2014 and serves as the successor to our 2008 Stock Incentive Plan. Shares issued under the 2008 Stock Plan were Class A common stock and shares issued under the EIP are Class B common stock. Our 2014 Equity Incentive Plan authorizes the award of stock options, restricted stock awards (RSAs), stock appreciation rights (SARs), restricted stock units (RSUs), performance awards and stock bonuses. We began granting RSUs in the fourth quarter of 2014.
We adopted a 2014 Employee Stock Purchase Plan (ESPP) that became effective on March 13, 2014 that enables eligible employees to purchase shares of our Class B common stock at a discount. We have not yet established a start date of the initial purchasing period under the ESPP.
The following table summarizes activities for stock options:

	Options Outstanding
	Number of Shares Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2014	16,392,539	$4.40	7.3	$128,541
Stock options granted	491,900	$8.95
Stock options exercised	(4,177,555)	$1.02
Stock options canceled and forfeited	(3,145,171)	$5.87
Balance at December 31, 2015	9,561,713	$5.62	6.9	$16,694
Vested or expected to vest December 31, 2015	9,022,878	$5.50	6.8	$16,149
Exercisable as of December 31, 2015	5,416,829	$3.99	6.0	$12,497

The total grant-date fair value of stock options granted during the years ended December 31, 2015, 2014 and 2013 was $2.5 million, $39.9 million and $17.0 million, respectively.
The total grant-date fair value of stock options vested during the years ended December 31, 2015, 2014 and 2013 was $10.8 million, $9.7 million and $1.7 million, respectively.
The total intrinsic value of the options exercised during the years ended December 31, 2015, 2014 and 2013, was $25.3 million, $31.1 million and $1.8 million, respectively. The intrinsic value is the difference of the current fair value of the stock and the exercise price of the stock option.
As of December 31, 2015, we had $19.0 million in unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted-average period of approximately 2.4 years.
The following table summarizes activities for RSUs:

	Restricted Stock Units Outstanding
	Number of shares	Weighted Average Grant-Date Fair Value
Balance at December 31, 2014	1,398,893	$11.06
Restricted stock units granted	6,507,250	$7.24
Restricted stock units vested	(295,468)	$10.70
Restricted stock units canceled and forfeited	(925,557)	$9.06
Balance at December 31, 2015	6,685,118	$7.63

The total grant-date fair value of RSUs granted during the years ended December 31, 2015 and 2014 was $47.1 million and $15.7 million, respectively.
The total grant-date fair value of RSUs vested during the year ended December 31, 2015 was $3.2 million. No RSUs vested during the year ended December 31, 2014.
As of December 31, 2015, we had $43.6 million in unrecognized compensation cost related to non-vested RSUs, which is expected to be recognized over a weighted-average period of approximately 2.3 years.
Stock-based compensation capitalized to internal-use software for December 31, 2015 was $0.3 million.
Stock-Based Compensation to Employees
All stock-based compensation to employees is measured based on the grant-date fair value of the awards and is generally recognized in our statement of operations over the period during which the employee is required to perform services in exchange for the award (generally the vesting period of the award). We estimate the fair value of stock options granted using the Black-Scholes option-valuation model. For restricted stock units, fair value is based on the closing price of our Class B common stock on the grant date. Compensation cost is generally recognized over the vesting period of the applicable award using the straight-line method.
The assumptions used in the Black-Scholes option-valuation model were determined as follows:
Volatility. Since we do not have a trading history for our Class B common stock, the expected volatility was derived from the historical stock volatilities of peer group companies within our industry. In evaluating peer companies, we considered factors such as nature of business, customer base, service offerings and markets served.
Risk-Free Interest Rate. The risk-free rate that we used is based on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options.
Expected Life. The expected term represents the period that our stock-based awards are expected to be outstanding. The expected term assumptions were determined based on the vesting terms, exercise terms and contractual lives of the options.
Dividend Yield. We have never declared or paid any cash dividends and do not plan to pay cash dividends in the foreseeable future, and therefore, we use an expected dividend yield of zero.
Fair Value of Common Stock. Prior to our initial public offering in March 2014, our board of directors considered numerous objective and subjective factors to determine the fair value of our Class A common stock at each grant date. These factors included, but were not limited to, (i) contemporaneous valuations of Class A common stock performed by unrelated third-party specialists; (ii) the prices for our Preferred Stock sold to outside investors; (iii) the rights, preferences and privileges of our Preferred Stock relative to our Class A common stock; (iv) the lack of marketability of our Class A common stock; (v) developments in the business; and (vi) the likelihood of achieving a liquidity event, such as an initial public offering or a merger or acquisition of our Company, given prevailing market conditions.
Since our initial public offering, we have used the market closing price for our Class B common stock as reported on the New York Stock Exchange to determine the fair value of our common stock.
In addition to assumptions used in the Black-Scholes option-pricing model, we must also estimate a forfeiture rate to calculate the stock-based compensation for our awards. Our forfeiture rate is based on an analysis of our actual forfeitures. We use historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.
The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-valuation model with the following assumptions and fair value per share:

	Year Ended December 31,
	2015	2014	2013
Volatility	53%	60%	57.8%-60%
Expected life (in years)	6.2	5.0-6.3	5.0-7.2
Risk-free interest rate	1.38%-1.91%	1.53%-2.05%	0.7%-1.8%
Dividend yield	—%	—%	—%
Weighted-average fair value of underlying common stock	$8.95	$14.74	$3.02

Warrants
On December 11, 2013, we issued a warrant to purchase an aggregate of 175,000 shares of Class A common stock at an exercise price of $5.00 per share to a third-party service provider. The warrant provides for an early exercise right and has a 10 year term. As of December 31, 2014, the warrants were fully vested. Expense for the warrants is calculated using the Black-Scholes option-pricing model and is recorded over the service performance period, which is the same as the vesting period. For the year ended December 31, 2014, we recorded $2.6 million in expense associated with this warrant. The expense for the year ended December 31, 2013 was immaterial.